Derivative Instruments and Hedging Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The following tables summarize the Company’s derivative financial instruments, which are recorded as “Other current liabilities” in the unaudited Condensed Consolidated Balance Sheets:

	March 31, 2013		December 31, 2012
Liability Derivatives	Notional Amount	Fair Value Liability	Notional Amount	Fair Value Liability
Derivatives designated as hedging instruments:
Interest Rate Swaps
Interest swap—2010	$—	$—	$325	$—

Total		$—		$—

Derivatives not designated as hedging instruments:
Interest Rate Swap
Australian dollar interest swap	$6	$—	$6	$—
Commodity Contracts
Electricity contracts	3	—	3	(1)
Natural gas futures	2	—	3	—

Total		$—		$(1)

The following table summarizes the Company’s derivative financial instruments, which are recorded as “Other current liabilities” in the Consolidated Balance Sheets:

	2012				2011
Liability Derivatives	Average Days to Maturity	Average Contract Rate	Notional Amount	Fair Value Liability	Average Days to Maturity	Average Contract Rate	Notional Amount	Fair Value Liability
Derivatives designated as hedging instruments:
Interest Rate Swap
Interest swap—2010	2	—	$325	$—	367	—	$350	$(2)

Total				$—				$(2)

Derivatives not designated as hedging instruments:
Interest Rate Swap
Australian dollar interest swap	704	—	$6	$—	1,070	—	$6	$—
Commodity Contracts
Electricity contracts	—	—	3	(1)	—	—	3	(1)
Natural gas futures	—	—	3	—	—	—	5	—

Total				$(1)				$(1)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

Derivatives in Cash Flow Hedging Relationship	Loss Recognized in OCI on Derivative for the Three Months Ended:		Location of Loss Reclassified from Accumulated OCI into Income	Loss Reclassified from Accumulated OCI into Income for the Three Months Ended:
	March 31, 2013	March 31, 2012		March 31, 2013	March 31, 2012
Interest Rate Swaps
Interest swap—2010	$—	$(1)	Interest expense, net	$(1)	$(1)

Total	$—	$(1)		$(1)	$(1)

Derivatives Not Designated as Hedging Instruments	Gain (Loss) Recognized in Income on Derivative for the Three Months Ended:		Location of Gain (Loss) Recognized in Income on Derivative
	March 31, 2013	March 31, 2012
Commodity Contracts
Electricity contracts	$—	$1	Cost of sales
Natural gas futures	—	(2)	Cost of sales

Total	$—	$(1)

The following tables summarize gains and losses recognized on the Company’s derivative financial instruments:

Derivatives in Cash Flow Hedging Relationship	Amount of Loss Recognized in OCI on Derivative for the Year Ended December 31:			Location of Loss Reclassified from Accumulated OCI into Income	Amount of Loss Reclassified from Accumulated OCI into Income for the Year Ended December 31:
	2012	2011	2010		2012	2011	2010
Interest Rate Swap
Interest swap—2010	$(2)	$(2)	$(2)	Interest expense, net	$(2)	$(3)	$—

Total	$(2)	$(2)	$(2)		$(2)	$(3)	$—

Derivatives Not Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in Income on Derivative for the Year Ended December 31:			Location of (Loss) Gain Recognized in Income on Derivative
	2012	2011	2010
Foreign Exchange and Interest Rate Swap
Cross-Currency and Interest Rate Swap	$—	$(1)	$2	Other non-operating expense, net
Interest Rate Swap
Australian dollar interest swap	—	—	—	Other non-operating expense, net
Commodity Contracts
Electricity contracts	—	(1)	1	Cost of sales
Natural gas futures	(2)	(1)	(1)	Cost of sales

Total	$(2)	$(3)	$2